Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	plf_SupplementTextBlock
SUPPLEMENT DATED MAY 1, 2013
TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES
DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND
AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012, December 28, 2012, February 26, 2013, and March 15, 2013 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Growth LT Fund and are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

PL Growth LT Fund – Effective May 1, 2013, pursuant to approval by the Pacific Life Funds’ board of trustees (Board), including a majority of the independent trustees, at its meeting held on December 12, 2012, MFS Investment Management (MFS) is the new manager of the PL Growth LT Fund and the name of the fund is changed to PL Growth Fund. All references to the name of the current fund manager are replaced with MFS. All references to PL Growth LT Fund are replaced with PL Growth Fund. In order to facilitate this change, certain of the fund’s holdings will be sold and new investments purchased in accordance with recommendations by MFS. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the fund, may begin this transitioning prior to May 1, 2013. PLFA and/or the fund will retain a transitioning agent in order to minimize the transaction costs associated with the purchase and sale of fund holdings in connection with this transition. As described below, certain investment policies and strategies of the PL Growth Fund will change at that time.

Disclosure Changes to the Fund Summaries section

The disclosure under the Principal investment strategies subsection is replaced with the following:
This fund normally invests primarily in common stocks. The manager focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (also called growth companies). While the manager may invest the fund’s assets in companies of any size, the manager generally focuses on companies with large capitalizations. The fund may invest up to 25% of its assets in foreign securities.
The manager uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
In addition, Emerging Markets Risk is removed from the Principal risks subsection.

PL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock
SUPPLEMENT DATED MAY 1, 2013
TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES
DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND
AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012, December 28, 2012, February 26, 2013, and March 15, 2013 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Growth LT Fund and are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

PL Growth LT Fund – Effective May 1, 2013, pursuant to approval by the Pacific Life Funds’ board of trustees (Board), including a majority of the independent trustees, at its meeting held on December 12, 2012, MFS Investment Management (MFS) is the new manager of the PL Growth LT Fund and the name of the fund is changed to PL Growth Fund. All references to the name of the current fund manager are replaced with MFS. All references to PL Growth LT Fund are replaced with PL Growth Fund. In order to facilitate this change, certain of the fund’s holdings will be sold and new investments purchased in accordance with recommendations by MFS. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the fund, may begin this transitioning prior to May 1, 2013. PLFA and/or the fund will retain a transitioning agent in order to minimize the transaction costs associated with the purchase and sale of fund holdings in connection with this transition. As described below, certain investment policies and strategies of the PL Growth Fund will change at that time.

Disclosure Changes to the Fund Summaries section

The disclosure under the Principal investment strategies subsection is replaced with the following:
This fund normally invests primarily in common stocks. The manager focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (also called growth companies). While the manager may invest the fund’s assets in companies of any size, the manager generally focuses on companies with large capitalizations. The fund may invest up to 25% of its assets in foreign securities.
The manager uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
In addition, Emerging Markets Risk is removed from the Principal risks subsection.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The disclosure under the Principal investment strategies subsection is replaced with the following:
This fund normally invests primarily in common stocks. The manager focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (also called growth companies). While the manager may invest the fund’s assets in companies of any size, the manager generally focuses on companies with large capitalizations. The fund may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In addition, Emerging Markets Risk is removed from the Principal risks subsection.